Intangible Assets	6 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

Note 17 Intangible Assets

	December 31,	Restated June 30,
(in U.S. dollars)	2022	2022	2021

Goodwill	$11,975,024	$11,975,024	$11,975,024
Technology	198,686	290,388	473,791
Software	—	99,365	—
Total	$12,173,710	$12,364,777	$12,448,815

(in U.S. dollars)	Goodwill	Technology	Software	Total
Restated Balance at June 30, 2020	$11,975,024	$657,194	$—	$12,632,218
Additions	—	—	—	—
Amortization	—	(183,403)	—	(183,403)
Exchange differences	—	—	—	—
Restated Balance at June 30, 2021	$11,975,024	$473,791	$—	$12,448,815
Additions	—	—	99,365	99,365
Amortization	—	(183,403)	—	(183,403)
Exchange differences	—	—	—	—
Restated Balance at June 30, 2022	$11,975,024	$290,388	$99,365	$12,364,777
Additions	—	—	—	—
Amortization	—	(91,702)	—	(91,702)
Write-Off			(99,365)	(99,365)
Exchange differences	—	—	—	—
Balance at December 31, 2022	$11,975,024	$198,686	$—	$12,173,710

Intangible assets, other than goodwill, have finite useful lives. Technology has a useful life of 5 years and Software has a useful life of 3 years. The current amortization charges for intangible assets are included under depreciation and amortization expense in the statement of profit or loss and other comprehensive (loss) income. Goodwill has an indefinite useful life.

For the purposes of impairment testing, the cash generating unit has been defined as the business to which the goodwill relates where individual cash flows can be ascertained for the purposes of discounting future cash flows. The total carrying value of goodwill was $11,975,024 at December 31, 2022 and June 30, 2022. The total carrying of goodwill was $11, 975,024 at June 30, 2021 and relates solely to NOVONIX Anode Materials, or the Battery Materials segment.

The recoverable amount of the NOVONIX Anode Materials cash generating unit (“NOVONIX Anode Materials CGU”) has been determined on a ‘Fair Value Less Costs to Sell’ (“FVLCS”) basis.

Consistent with the Group’s accounting policy with respect to goodwill impairment testing, an the annual impairment test was performed, which was performed at June 30, 2022. This was done with reference to the capital raising outlined in Note 24 (d) given that the capital raising was directly associated with the planned future expansion of the NOVONIX Anode Materials CGU. Events occurring between the date of the capital raising and 31 December 2022 have been considered including the Group being selected to enter negotiations with the US Department of Energy to receive up to

US$150million of grant funding. If successful, these funds would be used directly for the expansion of the NOVONIX Anode Materials CGU.

The directors have assessed impairment triggers since the annual impairment test was performed at 30 June 2022, and they do not believe that there have been any material events that would adversely impact the NOVONIX Anode Materials CGU such that the recoverable amount may not exceed the carrying value.

The recoverable amount of the NOVONIX Anode Materials CGU is deemed to be in excess of the carrying value of the CGU, and therefore no impairment has been recognized at December 31, 2022.